Capital - Summary of Capital Surplus (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Additional paid in capital	₩ 25,292	₩ 25,304
Other capital surplus	1,806	1,806
Total	₩ 27,098	₩ 27,110